Schedule of property and equipment by geographic segment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property and equipment	$ 2,911	$ 979	$ 1,387
UNITED STATES
IfrsStatementLineItems [Line Items]
Property and equipment	2,393	923
Europe Country [Member]
IfrsStatementLineItems [Line Items]
Property and equipment	212	54
Asia Or Pacific [Member]
IfrsStatementLineItems [Line Items]
Property and equipment	$ 306	$ 2